Supplemental information to the Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Supplemental information to the Consolidated Statement of Cash Flows	Supplemental information to the Consolidated Statement of Cash Flows
Non-cash investing and financing transactions that, appropriately, are not reflected in the consolidated statement of cash flows are listed below.

Non-cash investing and financing transactions	Year ended Dec. 31,
(in millions)	2024	2023	2022
Transfers from loans to other assets for other real estate owned	$2	$2	$1
Change in assets of consolidated investment management funds	365	317	253
Change in liabilities of consolidated investment management funds	4	—	2
Change in nonredeemable noncontrolling interests of consolidated investment management funds	309	43	189
Securities purchased not settled	170	174	22
Securities matured not settled	—	1,840	385
Available-for-sale securities transferred to held-to-maturity	3,691	—	6,067
Premises and equipment/operating lease obligations	203	251	307
Contingent consideration and residual interests from divestiture	—	—	222
Excise tax on share repurchases	26	28	—